Employee Benefits - Schedule of Fixed Number of Beneficiaries (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Employee Benefits Details [Abstract]
Fair value of plan assets	$ (178,594)	$ (189,697)
Present value of the obligation	323,456	364,043
Total employee benefit liability	$ 144,862	$ 174,346